Pension and other post-retirement benefits (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
PBO	13,944	13,813	13,324
ABO	13,467	12,847
Defined benefit pension plans - Switzerland | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	13,937	13,100
ABO	13,460	12,167
Fair value of plan assets	13,597	12,698
Defined benefit pension plans - Switzerland | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO		7
ABO		7
Fair value of plan assets		6
Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	2,675	2,373	2,299
ABO	2,584	2,287	2,235
Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,340	1,212
ABO	1,304	1,163
Fair value of plan assets	753	794
Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,326	1,128
ABO	1,296	1,099
Fair value of plan assets	741	717